4A. ACQUISITION OF DOLPHIN FILMS, INC. (Details 2) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 4,961,788	$ (3,448,848)	$ (8,836,362)	$ (37,189,679)	$ (8,836,362)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,635	5,658	24,826	20,225	24,826
Amortization of capitalized production costs	429,278	0	1,672,120	7,822,549	1,672,120
Impairment of capitalized production costs	0	2,439	861,820	2,075,000	861,825
Changes in operating assets and liabilities:
Receivables and other current assets	1,952,427	0	(265,616)	(3,668,646)	0
Prepaid expenses	0	49,167	(7,679)	72,518	(7,679)
Capitalized production costs	(17,361)	0	(2,736,321)	619,206	(2,736,321)
Accrued compensation	62,500	(2,500)	315,000	185,000	315,000
Accounts payable	530,690	(1,413,545)	784,829	(1,393,296)	784,829
Other Current Liabilities	282,674	2,074,950	1,121,876	3,757,873	1,121,876
Net Cash Used in Operating Activities	3,751,228	(570,769)	(7,065,502)	(14,922,444)	(7,065,502)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(2,549)	0	(2,549)
Net Cash Used in Investing Activities	1,263,626	0	(2,549)	(1,250,000)	(2,549)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreement			2,610,000
Repayment of Loan and Security agreement			(405,219)
Proceeds from production loan			440,130	0	440,130
Proceeds from convertible note payable			3,164,000	0	3,164,000
Proceeds from note payable with related party			6,583,436
Repayment of note payable to related party			(3,324,686)
Net Cash Provided by Financing Activities	(5,092,057)	941,795	9,067,661	14,442,305	9,067,661
NET INCREASE (DECREASE) IN CASH	(77,203)	371,026	1,999,610	(1,730,139)	1,999,610
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	662,546	2,392,685	393,075	2,392,685	393,075
CASH AND CASH EQUIVALENTS, END OF PERIOD	585,343	2,763,711	2,392,685	662,546	2,392,685
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	$ 0	191,322	1,635,814		234,777
Dolphin Digital Media, Inc
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss					(4,050,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					24,826
Amortization of capitalized production costs					1,642,120
Impairment of capitalized production costs					648,525
Changes in operating assets and liabilities:
Receivables and other current assets					(115,069)
Prepaid expenses					(7,679)
Capitalized production costs					(1,599,558)
Accrued compensation					315,000
Accounts payable					239,063
Other Current Liabilities					1,121,876
Net Cash Used in Operating Activities					(1,780,917)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment					(2,549)
Net Cash Used in Investing Activities					(2,549)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreement					1,150,000
Repayment of Loan and Security agreement					0
Proceeds from production loan					0
Proceeds from convertible note payable					3,164,000
Proceeds from note payable with related party					2,797,500
Repayment of note payable to related party					(3,267,000)
Net Cash Provided by Financing Activities					3,844,500
NET INCREASE (DECREASE) IN CASH					2,061,034
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD		2,259,504	198,470	2,259,504	198,470
CASH AND CASH EQUIVALENTS, END OF PERIOD					2,259,504
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid					234,777
Dolphin Films, Inc. (unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss					(4,786,341)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					0
Amortization of capitalized production costs					30,000
Impairment of capitalized production costs					213,300
Changes in operating assets and liabilities:
Receivables and other current assets					(150,547)
Prepaid expenses					0
Capitalized production costs					(1,136,763)
Accrued compensation					0
Accounts payable					545,766
Other Current Liabilities					0
Net Cash Used in Operating Activities					(5,284,585)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment					0
Net Cash Used in Investing Activities					0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreement					1,460,000
Repayment of Loan and Security agreement					(405,219)
Proceeds from production loan					440,130
Proceeds from convertible note payable					0
Proceeds from note payable with related party					3,785,936
Repayment of note payable to related party					(57,686)
Net Cash Provided by Financing Activities					5,223,161
NET INCREASE (DECREASE) IN CASH					(61,424)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD		133,181	194,605	133,181	194,605
CASH AND CASH EQUIVALENTS, END OF PERIOD					133,181
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid					1,401,037
Acquisition Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss					0
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					0
Amortization of capitalized production costs					0
Impairment of capitalized production costs					0
Changes in operating assets and liabilities:
Receivables and other current assets					0
Prepaid expenses					0
Capitalized production costs					0
Accrued compensation					0
Accounts payable					0
Other Current Liabilities					0
Net Cash Used in Operating Activities					0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment					0
Net Cash Used in Investing Activities					0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreement					0
Repayment of Loan and Security agreement					0
Proceeds from production loan					0
Proceeds from convertible note payable					0
Proceeds from note payable with related party					0
Repayment of note payable to related party					0
Net Cash Provided by Financing Activities					0
NET INCREASE (DECREASE) IN CASH					0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD		$ 0	$ 0	$ 0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD					0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid					$ 0